Disclosure of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Balance, beginning of year	$ 15,265
Amortization for the year	2,383	$ 3,125
Balance, end of year	13,952	15,265
Cost [Member]
Statements [Line Items]
Balance, beginning of year	32,952	31,458
Additions	1,070	1,494
Balance, end of year	34,022	32,952
Depreciation and impairment losses [Member]
Statements [Line Items]
Balance, beginning of year	17,687	14,562
Amortization for the year	2,383	3,125
Balance, end of year	20,070	17,687
Customer relationships [Member]
Statements [Line Items]
Balance, beginning of year	5,879
Balance, end of year	5,029	5,879
Customer relationships [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	8,500	8,500
Additions	0	0
Balance, end of year	8,500	8,500
Customer relationships [Member] | Depreciation and impairment losses [Member]
Statements [Line Items]
Balance, beginning of year	2,621	1,771
Amortization for the year	850	850
Balance, end of year	3,471	2,621
Domain names [Member]
Statements [Line Items]
Balance, beginning of year	4,300
Balance, end of year	4,300	4,300
Domain names [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	4,300	4,300
Additions	0	0
Balance, end of year	4,300	4,300
Domain names [Member] | Depreciation and impairment losses [Member]
Statements [Line Items]
Balance, beginning of year	0	0
Amortization for the year	0	0
Balance, end of year	0	0
Technology [Member]
Statements [Line Items]
Balance, beginning of year	4,881
Balance, end of year	4,418	4,881
Technology [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	19,947	18,453
Additions	1,070	1,494
Balance, end of year	21,017	19,947
Technology [Member] | Depreciation and impairment losses [Member]
Statements [Line Items]
Balance, beginning of year	15,066	12,791
Amortization for the year	1,533	2,275
Balance, end of year	16,599	15,066
Other [Member]
Statements [Line Items]
Balance, beginning of year	205
Balance, end of year	205	205
Other [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	205	205
Additions	0	0
Balance, end of year	205	205
Other [Member] | Depreciation and impairment losses [Member]
Statements [Line Items]
Balance, beginning of year	0	0
Amortization for the year	0	0
Balance, end of year	$ 0	$ 0